Business segment information	12 Months Ended
Dec. 31, 2024
Business segment information
Business segment information

2 Business segment information

The Group’s operating structure is organised around four global business units (Orthopaedics, Sports Medicine, ENT and Advanced Wound Management) and the chief operating decision maker monitors performance, makes operating decisions and allocates resources on a global business unit basis. Business unit presidents have responsibility for upstream marketing, driving product portfolio and technology acquisition decisions, full commercial responsibility and for the implementation of their business unit strategy globally. Accordingly, the Group consists of four operating segments.

The Group has concluded that Sports Medicine and ENT meet the aggregation criteria and therefore, these operating segments have been aggregated into a single operating segment. In applying the aggregation criteria prescribed by IFRS 8 Operating Segments, management made certain judgements pertaining to the economic indicators relating to these operating segments including those relating to the similarities in the expected long-term market growth rates, the geographic and operational risks and the competitive landscape that these segments operate in. Therefore, in accordance with IFRS 8, the Group has three operating segments which are also reportable segments.

The Executive Committee (‘ExCo’) comprises the Chief Financial Officer (‘CFO’), the business unit presidents and certain heads of function, and is chaired by the Chief Executive Officer (‘CEO’). ExCo is the body through which the CEO uses the authority delegated to him by the Board of Directors to manage the operations and performance of the Group. All significant operating decisions regarding the allocation and prioritisation of the Group’s resources and assessment of the Group’s performance are made by ExCo, and while the members have individual responsibility for the implementation of decisions within their respective areas, it is at the ExCo level that these decisions are made. Accordingly, ExCo is considered to be the Group’s chief operating decision maker as defined by IFRS 8 Operating Segments.

In making decisions about the prioritisation and allocation of the Group’s resources, ExCo reviews financial information for the business units and determines the best allocation of resources to the business units. This information is prepared substantially on the same basis as the Group’s IFRS financial statements aside from the adjustments described in Note 2.2. In 2024, the Group changed the segment trading profit measure presented to the ExCo by allocating directly attributable corporate costs to business units. Financial information for corporate costs relating to centalised infrastructure costs such as compliance and group functions is presented on a Group-wide basis. The ExCo is not provided with total assets and liabilities by segment, and therefore these measures are not included in the disclosures below. The results of the segments are shown below.

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

2.1 Revenue by business segment and geography

Accounting policy

Revenue is recognised as the performance obligations to deliver products or services are satisfied and is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. Revenue is recognised primarily when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms, with some transfer of services taking place over time. Substantially all performance obligations are fulfilled within one year. There is no significant revenue associated with the provision of services. Payment terms to our customers are based on commercially reasonable terms for the respective markets while also considering a customer’s credit rating. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Rebates primarily comprise chargebacks and other discounts granted to certain customers. Chargebacks are discounts that occur when a third-party purchases product from a wholesaler at its agreed price plus a mark-up. The wholesaler in turn charges the Group for the difference between the price initially paid by the wholesaler and the agreed price. The provision for chargebacks is based on expected sell-through levels by the Group’s wholesalers to such customers, as well as estimated wholesaler inventory levels.

The Group is applying the practical expedient in IFRS15.121 not to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied at of the end of the reporting period as substantially all performance obligations are fulfilled within one year.

Orthopaedics and Sports Medicine & ENT (Ear, Nose & Throat)

Orthopaedics and Sports Medicine & ENT consists of the following businesses: Knee Implants, Hip Implants, Other Reconstruction, Trauma & Extremities, Sports Medicine Joint Repair, Arthroscopic Enabling Technologies and ENT. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Substantially all other revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services.

In general our business in Established Markets is direct to hospitals and ambulatory surgery centers whereas in the Emerging Markets we generally sell through distributors.

Advanced Wound Management

Advanced Wound Management consists of the following businesses: Advanced Wound Care, Advanced Wound Bioactives and Advanced Wound Devices. Substantially all revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue, as explained above.

The majority of our Advanced Wound Management business, and in particular products used in community and homecare facilities, is through wholesalers and distributors. When control is transferred to a wholesaler or distributor, revenue is recognised accordingly. The proportion of sales direct to hospitals is higher in our Advanced Wound Devices business in Established Markets.

Segment revenue reconciles to statutory revenues from continuing operations as follows:

	2024	2023	2022
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,305	2,214	2,113
Sports Medicine & ENT	1,824	1,729	1,590
Advanced Wound Management	1,681	1,606	1,512
Revenue from external customers	5,810	5,549	5,215

Disaggregation of revenue:

The following table shows the disaggregation of Group revenue by product by business unit:

	2024	2023	2022
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	947	940	899
Hip Implants	619	599	584
Other Reconstruction	131	111	87
Trauma & Extremities	608	564	543
Orthopaedics	2,305	2,214	2,113
Sports Medicine Joint Repair	982	945	870
Arthroscopic Enabling Technologies	632	588	567
ENT (Ear, Nose and Throat)	210	196	153
Sports Medicine & ENT	1,824	1,729	1,590
Advanced Wound Care	735	725	712
Advanced Wound Bioactives	581	553	520
Advanced Wound Devices	365	328	280
Advanced Wound Management	1,681	1,606	1,512
Consolidated revenue from continuing operations	5,810	5,549	5,215

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management business unit are sold to wholesalers and intermediaries, while products in the other business units are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives products, which are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2024			2023			2022
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	3,366	763	4,129	3,184	759	3,943	2,949	754	3,703
Advanced Wound Management	1,464	217	1,681	1,406	200	1,606	1,319	193	1,512
Total	4,830	980	5,810	4,590	959	5,549	4,268	947	5,215

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Sales are attributed to the country of destination. US revenue for 2024 was $3,123m (2023: $2,979m, 2022: $2,764m), China revenue for 2024 was $210m (2023: $275m, 2022: $319m) and UK revenue for 2024 was $226m (2023: $201m, 2022: $186m).

Contract assets and liabilities

The nature of our products and services do not generally give rise to contract assets as we do not typically incur costs to fulfil a contract before a product or service is provided to the customer. The Group generally satisfies performance obligations within one year from the contract inception date. There was no material revenue recognised in the current reporting period that related to carried-forward contract liabilities (deferred income) or performance obligations satisfied in the previous year. There is no material revenue that is likely to arise in future periods from unsatisfied performance obligations at the balance sheet date. Therefore, there are no associated significant accrued income and deferred income balances at 31 December 2024. The Group does not have any material contract assets and contract liabilities comprise rebates. The accrual for rebates at 31 December 2024 was $106m (2023: $92m) with $412m being recognised in revenue in 2024.

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

Major customers

No single customer generates revenue greater than 10% of the consolidated revenue.

2.2 Trading profit by business segment

The segment profit measure presented to the ExCo is the segment trading profit. The Group has identified the following items, where material, as those to be excluded from operating profit when arriving at segment trading profit: corporate costs; acquisition and disposal-related items; significant restructuring programmes; amortisation and impairment of acquisition intangibles; gains and losses arising from legal disputes; and other significant items. Further detail is provided below and in Notes 2.3, 2.4, 2.5 and 2.6.

In 2024, the Group changed the segment trading profit measure presented to the ExCo by allocating directly attributable corporate costs to business units except for corporate costs relating to centralised infrastructure costs such as compliance and group functions. Accordingly, 2023 operating segment results have been restated for comparative purposes. Due to the significant cost and effort required to develop the information and the associated complexity of the changes to the Group’s reporting tools, corporate costs for 2022 have not been restated on the basis that the cost and effort to develop such corresponding information would be excessive.

Segment trading profit is reconciled to the statutory measure below:

	2024	2023	2022
	$ million	$ million	$ million
Segment profit
Orthopaedics	265	251	383
Sports Medicine & ENT	437	394	472
Advanced Wound Management	399	372	436
Segment trading profit	1,101	1,017	1,291
Corporate costs[1]	(52)	(47)	(390)
Acquisition and disposal-related items[2]	(94)	(60)	(4)
Restructuring and rationalisation expenses	(123)	(220)	(167)
Amortisation and impairment of acquisition intangibles[2]	(187)	(207)	(205)
Legal and other[2]	12	(58)	(75)
Operating profit	657	425	450
Interest income	24	34	14
Interest expense	(145)	(132)	(80)
Other finance costs	(28)	(7)	(8)
Share of results of associates	(10)	(30)	(141)
Profit before taxation	498	290	235

1	In 2024 and 2023, corporate costs include centralised infrastructure costs such as compliance and group functions. In 2022, corporate costs include global business services, IT, HR, finance, legal and centralised infrastructure costs such as compliance and group functions.
2	During 2024, the Group announced its intention to close the Warwick manufacturing site that manufactures Birmingham Hip Resurfacing (BHR) products. As a result, a total of $68m of BHR assets and liabilities were written off, which mainly includes goodwill of $63m (included in acquisition and disposal-related items). During 2023, management evaluated the commercial viability of Engage products and concluded that they should be discontinued. A total of $109m of Engage’s assets and liabilities were written off as a result of this action, which includes goodwill of $84m (included in acquisition and disposal-related items), intangible assets of $37m (included in amortisation and impairment of acquisition intangibles), inventory of $21m (included in legal and other), partially offset by remeasurement of contingent consideration of $33m (included in acquisition and disposal-related items).

Depreciation and amortisation included in the segment profit is presented below:

	2024	2023	2022
	$ million	$ million	$ million
Depreciation and amortisation
Orthopaedics	213	194	191
Sports Medicine & ENT	98	97	82
Advanced Wound Management	62	56	41
1	2024 and 2023 include an allocation of corporate costs related to depreciation and amortisation that were previously excluded from segment trading profit. 2022 excludes an allocation of corporate costs related to depreciation and amortisation the cost and effort to develop such corresponding information would be excessive.

2.3 Acquisition and disposal-related items

For the year ended 31 December 2024, costs primarily relate to impairment of BHR goodwill, disposal of certain products and integration costs relating to CartiHeal.

For the year ended 31 December 2023, costs primarily relate to the acquisition of CartiHeal and impairment of Engage goodwill, partially offset by credits relating to remeasurement of deferred and contingent consideration for prior year acquisitions.

For the year ended 31 December 2022, costs primarily relate to the acquisition of Engage and prior year acquisitions, partially offset by credits relating to remeasurement of deferred and contingent consideration for prior year acquisitions.

2.4 Restructuring and rationalisation costs

For the year ended 31 December 2024, 2023 and 2022, these costs include efficiency and productivity elements of the 12-Point Plan and the Operations and Commercial Excellence programme. These costs primarily consist of severance, business advisory services, asset write-offs, contractual terminations and integration and dual running costs.

2.5 Amortisation and impairment of acquisition intangibles

For the years ended 31 December 2024, 2023 and 2022, these costs relate to the amortisation and impairment of intangible assets acquired in material business combinations.

2.6 Legal and other

For the year ended 31 December 2024, the credit mainly relates to a $28m reduction in the provision for ongoing metal-on-metal hip claims as a result of a decrease in the present value of the estimated costs to resolve all known and anticipated metal-on-metal hip claims, partially offset by legal expenses for ongoing metal-on-metal hip claims.

For the year ended 31 December 2023, charges primarily relate to legal expenses for ongoing metal-on-metal hip claims partially offset by a decrease of $8m in the provision that reflects the decrease in the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims and by the release of a provision for an intellectual property dispute.

For the year ended 31 December 2022, charges primarily relate to legal expenses for ongoing metal-on-metal hip claims. These charges in the year to 31 December 2022 were partially offset by a credit of $7m relating to insurance recoveries for ongoing metal-on-metal hip claims.

The years ended 31 December 2024, 2023 and 2022 also include costs for implementing the requirements of the EU Medical Device Regulation which came into effect in May 2021 with a transition period to May 2024.

2.7 Non-current assets by geography

The following table presents the non-current assets of the Group based on their location:

	2024	2023	2022
	$ million	$ million	$ million
United Kingdom	465	525	487
United States of America	3,517	3,692	3,918
Other	1,538	1,397	1,387
Total non-current assets of the consolidated Group[1]	5,520	5,614	5,792

1	Non-current assets exclude retirement benefit assets and deferred tax assets.